Financial Royalty Assets, Net - Narrative (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2017	Nov. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash proceeds from sale of royalty asset	$ 115,000
Net carrying value of the royalty asset	$ 62,200		$ 11,696,794		$ 11,294,612	$ 8,839,052
Royalty distribution payable to affiliates			122,771		31,041	44,259
Milestone payment			$ 0	$ 250,000	250,000
Tysabri
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net carrying value of the royalty asset					2,059,483	2,099,294
Royalty distribution payable to affiliates						333,000
Milestone payment						250,000
Increase to the gross carrying value					250,000
Cystic fibrosis franchise
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in financial royalty assets					41,000
Net carrying value of the royalty asset					$ 4,639,045	$ 3,539,492
Cystic fibrosis franchise | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected reduction in royalty receipts		$ 35,000
Cystic fibrosis franchise | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected reduction in royalty receipts		$ 45,000